SILVER STREAM DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2021
SILVER STREAM DERIVATIVE LIABILITY
SILVER STREAM DERIVATIVE LIABILITY
11.	SILVER STREAM DERIVATIVE LIABILITY

a)	Silver Purchase Agreement Overview and Consideration Received

On June 10, 2020, the Company entered into a silver purchase agreement (the “Silver Purchase Agreement”) with First Majestic Silver Corp. (“First Majestic”), which closed on July 2, 2020. Under the terms of the Silver Purchase Agreement, First Majestic agreed to pay First Mining total consideration of US$22.5 million (approx. $30.6 million as at the closing date), in three tranches, for the right to purchase 50% of the payable silver produced from the Springpole Gold Project over the life of the project (the “Silver Stream”) and also received 30 million common share purchase warrants of First Mining. Each share purchase warrant entitles First Majestic to purchase one common share of First Mining at an exercise price of $0.40 for a period of five years. The fair value of the warrants issued of $6,278,000 was recorded in Equity (Warrant reserve) on the Company’s consolidated statements of financial position.

First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approx. $28.5 million as at December 31, 2021) at any time prior to the commencement of production at Springpole (the “Buy-Back Right”).

Per the Silver Purchase Agreement, First Majestic paid US$10 million ($13.7 million) to First Mining on the July 2, 2020 closing date, with US$2.5 million ($3.3 million) paid in cash and the remaining US$7.5 million ($10.4 million) paid in 805,698 common shares of First Majestic (“Tranche 1”). Upon announcement of the Pre-Feasibility Study (“PFS”) on March 4, 2021, First Mining received US$7.5 million ($9.8 million) from First Majestic, with US$3.75 million ($4.8 million) paid in cash and the remaining US$3.75 million ($5.0 million) paid in 287,300 common shares of First Majestic (“Tranche 2”).

Consideration payable for the Silver Stream includes one further tranche (split evenly between cash and First Majestic common shares) of US$5 million (approx. $6.3 million as at December 31, 2021) payable upon First Mining receiving approval of either a Federal or Provincial Environmental Assessment. (The three tranches of consideration totaling US$22.5 million ($23.5 million received for Tranche 1 and Tranche 2) constitute the “Advance Payment”). In the event of default, First Majestic may terminate the Silver Purchase Agreement and the Advance Payment received by First Mining at that time would become repayable. The Advance Payment amount is used to track the stream balance for commercial, but not accounting purposes. In the event the Company exercises the Buy-Back Right by paying US$22.5 million (approx. $28.5 million) to First Majestic, the Advance Payment amount shall be reduced to nil.

The Silver Stream has an initial term of 40 years from July 2, 2020. The term is automatically extended by successive 10-year periods as long as the life of mine continues for the Springpole Gold Project. If upon expiration of the term of the Silver Purchase Agreement, the Company has not sold to First Majestic an amount of silver sufficient to reduce the Advance Payment to nil, then a refund of the uncredited balance, without interest shall be due and owing by the Company to First Majestic.

The silver delivered to First Majestic may be sourced from the Springpole Gold Project, or the Company may substitute any required refined silver with refined silver from a source other than the Springpole Gold Project, with the exception of silver purchased on a commodity exchange.

b)	Silver Stream Derivative Liability Fair Value

The Company has concluded that the Silver Stream is a standalone derivative measured at FVTPL. The Company considered whether the Silver Stream would qualify as an ‘own use contract’, whereby it would not require fair value accounting under IFRS. An ‘own use contract’ is one that results in the physical delivery of a company’s own non-financial asset. The Silver Stream failed to qualify under the ‘own use exemption’ as a result of the silver substitution provisions within the Silver Purchase Agreement. In addition, the Company has an unavoidable obligation to repay the Advance Payment or deliver the silver to First Majestic.

The estimated fair value of the Silver Stream derivative liability is determined using a discounted cash flow model which incorporates a Monte Carlo simulation. The fair value of the Silver Stream derivative liability is a Level 3 measurement. The key inputs to calculate the fair value of the silver stream derivative liability at each reporting date include:

•	COMEX spot silver price;
•	COMEX silver futures curve;
•	COMEX 4-year at-the-money silver implied volatility;
•	USD 3-month LIBOR discount curve;
•	First Mining’s estimated credit spread;
•	Probability of receiving future advanced payments; and
•	Quarterly delivery schedule of payable silver (updated for the recently completed Pre-Feasibility Study).

The fair value of the Silver Stream derivative liability is calculated at each reporting date as the net of the future Advance Payment tranches receivable (an asset for the Company) and the Silver Stream obligation (a liability to the Company), with gains and losses recorded in the statement of net loss and comprehensive loss.

The fair value of the Silver Stream derivative liability as at December 31, 2021 is US$20,664,000 ($26,114,000), which is comprised of the Silver Stream obligation fair value of US$23,818,000 ($30,098,000) less the Advance Payment receivable fair value of US$3,154,000 ($3,984,000).

The fair value of the Silver Stream derivative liability as at December 31, 2020 was US$10,415,000 ($13,260,000), which is comprised of the Silver Stream obligation fair value of US$21,761,000 ($27,706,000) less the Advance Payment receivable fair value of US$11,346,000 ($14,446,000).

Silver Stream derivative liability
Balance, December 31, 2019	$-
Fair value of Silver Stream derivative liability - Initial Recognition on July 2, 2020	(7,378)
Change in fair value during the period	(5,882)
Balance, December 31, 2020	$(13,260)
Advance payment received (Tranche 2) (US$7.5 million)	(9,808)
Change in fair value during the period	(3,046)
Balance, December 31, 2021	$(26,114)